MFS® Mid Cap Growth Fund
MFS® Mid Cap Growth Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the current management fee set forth in the fund’s Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Mid Cap Growth Fund	A		529A	529B	B	529C	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Mid Cap Growth Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.26%	0.26%	0.26%	0.26%	0.36%	0.36%	0.36%	0.26%	0.26%	0.26%	0.26%	0.15%
Total Annual Fund Operating Expenses		1.24%	1.99%	1.99%	0.99%	1.34%	2.09%	2.09%	1.99%	1.49%	1.24%	0.99%	0.88%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	1.99%	1.99%	0.99%	1.29%	2.04%	2.04%	1.99%	1.49%	1.24%	0.99%	0.88%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the class' average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2017, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Mid Cap Growth Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	694	946	1,217	1,989
B	602	924	1,273	2,123
C	302	624	1,073	2,317
I	101	315	547	1,213
529A	699	970	1,262	2,091
529B	607	950	1,319	2,225
529C	307	650	1,119	2,417
R1	202	624	1,073	2,317
R2	152	471	813	1,779
R3	126	393	681	1,500
R4	101	315	547	1,213
R6	90	281	488	1,084

Expense Example No Redemption - MFS® Mid Cap Growth Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	202	624	1,073	2,123
C	202	624	1,073	2,317
529B	207	650	1,119	2,225
529C	207	650	1,119	2,417

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of November 30, 2016, the range of the market capitalizations of the issuers in the Index was between $648 million and $49.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS normally allocates the fund’s investments across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Mid Cap Risk:  The stocks of mid cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries and sectors to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2016, was 5.65%. During the period(s) shown in the bar chart, the highest quarterly return was 18.94% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (34.81)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - MFS® Mid Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(0.53%)	9.95%	4.72%
C	C Shares Returns Before Taxes	2.39%	10.22%	4.56%
I	I Shares Returns Before Taxes	4.46%	11.32%	5.60%
529A	529A Shares Returns Before Taxes	(1.83%)	9.69%	4.57%
529B	529B Shares Returns Before Taxes	(0.54%)	9.90%	4.61%
529C	529C Shares Returns Before Taxes	2.37%	10.15%	4.44%
R1	R1 Shares Returns Before Taxes	3.40%	10.22%	4.53%
R2	R2 Shares Returns Before Taxes	3.93%	10.78%	5.04%
R3	R3 Shares Returns Before Taxes	4.23%	11.04%	5.31%
R4	R4 Shares Returns Before Taxes	4.48%	11.34%	5.56%
R6	R6 Shares Returns Before Taxes	4.60%	11.38%	5.63%
A	A Shares Returns Before Taxes	(1.78%)	9.75%	4.73%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	(2.43%)	9.24%	4.49%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.48%)	7.71%	3.75%
Russell Midcap® Growth Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Russell Midcap Growth Index	(0.20%)	11.54%	8.16%

The Russell Mid Cap® Growth Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.